Summary of Changes in Fair Value of Earnout Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value at December 31, 2020	$ 1,630,681	$ 2,444,000	$ 2,444,000
Payment			(954,733)
Additions				889,200
Change in fair value	64,204	69,950	141,414	1,554,800
Fair value at March 31, 2021	$ 1,694,885	$ 2,513,950	$ 1,630,681	$ 2,444,000